Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended						24 Months Ended	36 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2023
Composition of income tax (benefit)/expense
Current income tax expense | ¥	¥ 16,580		¥ 54,049		¥ 24,955
Deferred tax benefits	(21,364)	$ (3,274)	(4,314)		(21,784)
Income tax expenses/(benefits)	¥ (4,784)	$ (733)	¥ 49,735		¥ 3,171
Standard enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Hong Kong
Composition of income tax (benefit)/expense
Income tax rate						16.50%
Income tax rate up to assessable profits			8.25%	8.25%
Threshold assessable profits | $				$ 2,000
Income tax rate over assessable profits			16.50%	16.50%
China
Composition of income tax (benefit)/expense
Standard enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%		0.00%
Preferential tax period	3 years	3 years
China | Forecast
Composition of income tax (benefit)/expense
Preferential tax rate								12.50%